RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended			12 Months Ended
	Jan. 31, 2021	Feb. 28, 2020	Feb. 28, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 30, 2023	Feb. 10, 2023	Oct. 31, 2021
Related Party Transaction [Line Items]
Accounts Payable, Related Parties, Current				$ 186,424	$ 107,084
Debt Instrument, Interest Rate, Stated Percentage								5.00%
Purchase of units	24,211	12.5
Payments for repurchase of warrants			$ 50,000
Accrued interest			7.00%	7.00%
Conversion rate				$ 5.00
Warrants shares				2,643,936
Private Placement [Member]
Related Party Transaction [Line Items]
Purchase of units				13,125
Common Stock [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Shares Issued					462,889
Eagle Rock Investments [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				7.00%
Richardson And Associates [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties, Current				$ 186,424	$ 107,084
Costs and Expenses, Related Party				99,340	$ 128,340
Eagle Rock Investments [Member]
Related Party Transaction [Line Items]
Proceeds from Loans				250,000
Long-term Line of Credit				$ 250,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				30,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 5.00
Eagle Rock Investments [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Shares Issued				30,000
Eagle Rock Investments [Member] | Forecast [Member]
Related Party Transaction [Line Items]
Long-term Debt, Current Maturities						$ 50,000	$ 100,000
Christopher Stuart [Member]
Related Party Transaction [Line Items]
Warrants shares				8,750
Christopher Stuart [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Exercised shares				8,750